Stock-Based Compensation (Tables)	6 Months Ended
Jul. 02, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount	The components and classification of stock-based compensation expense related to stock options, Restricted Stock Units (“RSUs”), and Performance Stock Units (“PSUs”) directly attributable to those employees specifically identified as employees of the Company and allocations from the Parent for fiscal years 2022, 2021 and 2020 were as follows:

(Dollars in Millions)	2022	2021	2020
Stock options	$43	$41	$37
RSUs	74	73	67
PSUs	20	27	11
Stock-based compensation expense	137	141	115
Cost of sales	30	33	29
Selling, general and administrative expenses	107	108	86
Stock-based compensation expense	$137	$141	$115
The components and classification of stock-based compensation expense related to stock options, RSUs, and PSUs directly attributable to those employees specifically identified as employees of the Company and allocations from the Parent for the fiscal three and six months ended July 2, 2023 and July 3, 2022, were as follows:

	Fiscal Three Months Ended		Fiscal Six Months Ended
(Dollars in Millions)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Cost of sales	$12	$10	$16	$18
Selling, general, and administrative expenses	26	31	57	58
Stock-based compensation expense	$38	$41	$73	$76

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions
The fair value was estimated based on the weighted average assumptions of:

	2022	2021	2020
Risk-free rate	2.0%	0.8%	1.5%
Expected volatility	18.0%	18.6%	15.3%
Expected life (in years)	7	7	7
Expected dividend yield	2.7%	2.5%	2.6%

Share-Based Payment Arrangement, Option, Activity
A summary of option activity under the Plans as of January 1, 2023, and changes during the year is presented below:

			Aggregate Intrinsic Value
(Shares in Thousands)	Outstanding Shares	Weighted Average Exercise Price	(Dollars in Millions)
Shares at January 2, 2022	8,657	132.58	$333
Options granted	1,783	165.89
Options exercised	(1,018)	112.53
Options canceled/forfeited/adjusted (1)	(1,201)	114.19
Shares at January 1, 2023	8,221	$144.03	$268

Options vested and expected to vest at January 1, 2023	8,017	$143.55	$265
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(1)Includes employee transfers in and out.

Share-Based Payment Arrangement, Option, Exercise Price Range
The following table summarizes stock options outstanding and exercisable at January 1, 2023:

(Shares in Thousands)	Outstanding			Exercisable
Exercise Price Range	Options	Average Life(1)	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
$72.54-$100.48	475	1.6	$94.95	476	$94.95
$101.87-$115.67	1,062	3.7	109.51	1,062	109.51
$129.51-$141.06	1,766	5.7	130.94	1,753	130.93
$151.41-$164.62	3,139	7.6	158.11	—	—
$164.63-$165.89	1,779	7.6	165.89	—	—
	8,221	6.7	$144.03	3,291	$118.83
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(1)Average contractual life remaining in years

Share-Based Payment Arrangement, Activity
A summary of the unvested restricted share units and performance share units activity under the Plans as of January 1, 2023 is presented below:

(Shares in Thousands)	Outstanding Restricted Share Units	Outstanding Performance Share Units
Shares at January 2, 2022	1,206	198
Granted	475	85
Issued	(364)	(28)
Canceled/forfeited/adjusted(1)	(87)	(34)
Shares at January 1, 2023	1,230	221
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(1)Includes employee transfers in and out.